Transaction Expense, net	12 Months Ended
Dec. 31, 2015
Transaction Expense, net
Transaction Expense, net

22.Transaction Expense, net

	For the year ended December 31,
($ thousands)	2015	2014	2013

IGT acquisition costs	49,396	43,972	—
Gain on sale of ticketing business	—	(8,636)	—

	49,396	35,336	—

The Company incurred $49.4 million and $44.0 million of professional fees and expenses related to the April 2015 acquisition of IGT in 2015 and 2014, respectively.

In July 2014, the Company sold its sports and events ticketing business to the international operator TicketOne, CTS Eventim Group for $18.6 million (€13.9 million) and recorded a gain on the sale of $8.6 million (€5.7 million).